California Tax-Free Income Fund
CALIFORNIA TAX-FREE INCOME FUND Ticker Symbol: CFNTX
Investment Objective
The Fund's investment objective is to seek high current tax-free income for California residents.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	California Tax-Free Income Fund California Tax-Free Income Fund Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	California Tax-Free Income Fund California Tax-Free Income Fund Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.19%
Total Annual Fund Operating Expenses	0.69%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
California Tax-Free Income Fund | California Tax-Free Income Fund Shares | USD ($)	70	221	384	859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Shelton Capital Management ("Shelton") invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor's, Moody's or Fitch. In some cases, securities are not rated by independent agencies. Shelton will generally purchase an unrated security only if it believes the security is of similar quality to an investment-grade issue. Shelton will seek to invest in municipal bonds that meet environmental, social and governance screens so that the fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment and reputation of issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund's fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule, the percentage is much higher. The Fund's duration typically ranges from four to twelve years. Although the Fund is not prevented from holding AMT bonds, Shelton seeks to invest primarily in non-AMT bonds. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems consistent with the Fund's investment objectives. Changes in the rating of a security will not necessarily result in the sale of that security.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

Interest Rate Risk. The chance that bond prices over all will decline over short and long-term periods due to rising interest rates. The longer the maturity of a bond, the greater the interest rate risk. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

State-Specific Risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Call Risk. The chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit Risk. The chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Shelton attempts to minimize this risk by investing in investment grade bonds.

Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with a similar investment objective.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Best Quarter 6.97% (Q3, 2009) Worst Quarter: -4.24% (Q4, 2010) Year-to-date performance as of 9/30/16: 2.87% Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - California Tax-Free Income Fund		1 Year	5 Years	10 Years
California Tax-Free Income Fund Shares		2.17%	4.61%	3.77%
California Tax-Free Income Fund Shares | Return After Taxes on Distributions		1.20%	3.39%	2.39%
California Tax-Free Income Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.31%	3.14%	2.41%
Barclays Municipal Bond Index	[1]	3.30%	5.35%	4.71%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

S&P 500 Index Fund
S&P 500 INDEX FUND Ticker Symbol: SPFIX
Investment Objective
The Fund's investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P 500 Index Fund Direct Shares USD ($)
Sales and redemption charges	none
Annual account fee	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 Index Fund Direct Shares
Management fees	0.25%
Distribution (12b-1) fees	none
Other expenses	0.22%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.36% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund | Direct Shares | USD ($)	37	140	252	581

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 89.25% of the total market Index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the Index range from $3.0 billion to $609.92 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $19.8 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 15.73% (Q2, 2009) Worst Quarter: -21.58% (Q4, 2008) Year-to-date performance as of 9/30/16: 7.58% Date of inception: 4/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P 500 Index Fund		1 Year	5 Years	10 Years
Direct Shares		1.07%	12.30%	7.12%
Direct Shares | Return After Taxes on Distributions		(0.15%)	11.36%	6.33%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.11%	9.79%	5.56%
S&P 500 Composite Stock Price Index	[1]	1.38%	12.54%	7.29%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

S&P MidCap Index Fund
S&P MIDCAP INDEX FUND Ticker Symbol: SPMIX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P MidCap Index Fund Direct Shares USD ($)
Sales and redemption charges	none
Annual account fee	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P MidCap Index Fund Direct Shares
Management fees	0.40%
Distribution (12b-1) fees	none
Other expenses	0.22%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.58% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P MidCap Index Fund | Direct Shares | USD ($)	59	194	342	770

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the index. Shelton’s goal is to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 7.31% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P MidCap 400 Index range from $1.3 million to $10.7 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $3.9 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the MidCap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

MidCap Stock Risk. The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, SmallCap stocks, bonds and money market instruments out-perform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.39% (Q3, 2009)

Worst Quarter: -25.56% (Q4, 2008)

Year-to-date performance as of 9/30/16: 11.77%

Date of inception: 4/20/92

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P MidCap Index Fund		1 Year	5 Years	10 Years
Direct Shares		(2.29%)	10.33%	7.65%
Direct Shares | Return After Taxes on Distributions		(5.62%)	8.45%	6.23%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.73%	8.36%	6.18%
S&P MidCap 400 Index	[1]	(2.17%)	10.63%	8.15%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND Ticker Symbol: SMCIX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P SmallCap Index Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P SmallCap Index Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.27%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.74% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P SmallCap Index Fund | Direct Shares | USD ($)	76	243	425	951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. Shelton’s goal is to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 3.44% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P SmallCap 600 Index range from $69.4 million to $4.9 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.2 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the SmallCap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

SmallCap Investing Risk. The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, MidCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.63% (Q2, 2009) Worst Quarter: -25.47% (Q4, 2008) Year-to-date performance as of 9/30/16: 13.14% Date of inception: 10/2/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P SmallCap Index Fund		1 Year	5 Years	10 Years
Direct Shares		(0.92%)	11.51%	7.71%
Direct Shares | Return After Taxes on Distributions		(3.09%)	9.93%	6.25%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.35%	9.33%	6.13%
S&P SmallCap 600 Index	[1]	(2.00%)	11.44%	7.97%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Shelton Core Value Fund
SHELTON CORE VALUE FUND Ticker Symbol: EQTIX
Investment Objective
The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Core Value Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Core Value Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.28%
Total Annual Fund Operating Expenses	0.78%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Shelton Core Value Fund | Direct Shares | USD ($)	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential. Shelton, when it deems appropriate, may sell covered call options in an effort generate additional cash flow income, thereby enhancing the distribution rates to shareholders. When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton generally will consider selling equity securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts when Shelton wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows Shelton to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Option Call and Put Risk. The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 18.63% (Q2, 2009) Worst Quarter: -20.02% (Q4, 2008) Year-to-date performance as of 9/30/16: -5.01% Date of inception: 9/4/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Shelton Core Value Fund		1 Year	5 Years	10 Years
Direct Shares		(1.11%)	11.05%	7.47%
Direct Shares | Return After Taxes on Distributions		(2.14%)	10.26%	6.69%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		(0.42%)	8.76%	5.88%
S&P/Citigroup Value Index	[1]	(3.13%)	10.93%	5.97%
S&P 500 Composite Stock Price Index	[1]	1.38%	12.54%	7.29%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND Ticker Symbol: NASDX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Nasdaq-100 Index Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nasdaq-100 Index Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.24%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.49% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Nasdaq-100 Index Fund | Direct Shares | USD ($)	50	211	387	895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is managed passively in that Shelton is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. Shelton's goal is to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $3.4 billion to $609.9 billion in market capitalization as of December 8, 2016. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, Shelton will not take steps to minimize the exposure of the Fund.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology and communication stocks makes the Fund's performance particularly sensitive to those specific sectors. Negative performance in the technology or communication sectors will result in negative Fund performance.

Other Investment Company Investing Risk. To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 21.04% (Q1, 2012) Worst Quarter -23.81% (Q4, 2008) Year-to-date performance as of 9/30/16: 6.66% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Nasdaq-100 Index Fund		1 Year	5 Years	10 Years
Direct Shares		9.16%	16.93%	11.56%
Direct Shares | Return After Taxes on Distributions		8.77%	16.58%	11.36%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		5.52%	14.05%	9.85%
Nasdaq-100 Index	[1]	9.75%	17.12%	12.00%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

European Growth & Income Fund
EUROPEAN GROWTH & INCOME FUND Ticker Symbol: EUGIX
Investment Objective
The Fund's investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	European Growth & Income Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	European Growth & Income Fund Direct Shares
Management fees	0.85%
Distribution (12b-1) fees	none
Other expenses	0.45%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.00% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
European Growth & Income Fund | Direct Shares | USD ($)	102	382	684	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars). The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in Shelton's opinion, the Fund is better served, Shelton will invest in ADRs of other companies that Shelton believes best serve the Fund and its investors. The Fund is not considered an index fund because it will not attempt to track precisely the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested, and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, Shelton will attempt to minimize portfolio turnover. Under normal market conditions, it is the Fund's policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. Shelton may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk. Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk. When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk. There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk. There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 23.71% (Q2, 2009) Worst Quarter -23.16% (Q3, 2011) Year-to-date performance as of 9/30/16: 0.35% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - European Growth & Income Fund		1 Year	5 Years	10 Years
Direct Shares		(3.88%)	2.16%	1.91%
Direct Shares | Return After Taxes on Distributions		(4.85%)	1.17%	0.96%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		(2.31%)	1.27%	1.10%
Dow Jones European Stoxx 50 Index	[1]	(4.38%)	2.83%	1.75%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Ticker Symbol: CAUSX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	U.S. Government Securities Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Securities Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.74% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Government Securities Fund | Direct Shares | USD ($)	76	254	447	1,006

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton generally seeks to target the Fund's dollar-weighted average portfolio duration in a range between three to twelve years. Shelton seeks to purchase securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities will provide the best balance between risk and return within the Fund's range of allowable investments. Generally, Shelton selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton generally will consider selling such securities from the Fund's portfolio when Shelton believes that such securities are no longer consistent with the Fund's investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objective.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Interest Rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 5.45% (Q2, 2010) Worst Quarter: -5.07% (Q2, 2009) Year-to-date performance as of 9/30/16: 3.37% Date of inception: 12/4/85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - U.S. Government Securities Fund		1 Year	5 Years	10 Years
Direct Shares		0.51%	1.63%	2.72%
Direct Shares | Return After Taxes on Distributions		(0.04%)	0.99%	1.76%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		0.31%	1.01%	1.75%
Barclays GNMA Index	[1]	1.39%	3.05%	4.66%
Barclays Treasury Index	[1]	0.84%	2.90%	4.17%
[1]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Short-Term U.S Government Bond Fund
SHORT-TERM U.S. GOVERNMENT BOND FUND Ticker Symbol: STUSX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Short-Term U.S Government Bond Fund Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term U.S Government Bond Fund Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.45%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.59% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Short-Term U.S Government Bond Fund | Direct Shares | USD ($)	60	267	490	1,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. Shelton will invest at least 80% of the Fund's assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, Shelton may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives.

Principal Risks

This Fund is subject to several risks, any of which could cause the Fund to lose money. These include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Interest rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off, and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that Shelton's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 2.80% (Q1, 2008) Worst Quarter: -0.96% (Q2, 2008) Year-to-date performance as of 9/30/16: 0.65% Date of inception: 1/18/00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Short-Term U.S Government Bond Fund		1 Year	5 Years	10 Years
Direct Shares		(0.24%)	(0.11%)	1.74%
Direct Shares | Return After Taxes on Distributions		(0.26%)	(0.20%)	1.23%
Direct Shares | Return After Taxes on Distributions and Sale of Fund Shares		(0.15%)	(0.12%)	1.18%
Barclays 1-3 yr. Treasury Index	[1]	0.56%	0.71%	2.43%
[1]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

The United States Treasury Trust
THE UNITED STATES TREASURY TRUST Ticker Symbol: UTSXX
Investment Objective
The Fund's investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	The United States Treasury Trust Direct Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The United States Treasury Trust Direct Shares
Management fees	0.50%
Distribution (12b-1) fees	none
Other expenses	0.21%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.53%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.53% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
The United States Treasury Trust | Direct Shares | USD ($)	54	209	377	866

Principal Investment Strategies

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. It is the Fund's policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Principal Risks

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not an FDIC-insured money market account. The risks include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund's share price to something other than the $1.00 target. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 1.15% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2015) Year-to-date performance as of 9/30/16: 0.00% Date of inception: 4/26/89

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust | Direct Shares	none	none	0.95%

Seven-day yield as of 12/31/15 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
S&P 500 Index Fund
S&P 500 INDEX FUND Ticker Symbol: SPXKX
Investment Objective
The Fund's investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P 500 Index Fund K Shares USD ($)
Sales and redemption charges	none
Annual account fee	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 Index Fund K Shares
Management fees	0.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.47%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.86% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund | K Shares | USD ($)	88	298	526	1,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 89.25% of the total market Index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the Index range from $3.0 billion to $609.92 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $19.8 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 15.52% (Q2, 2009) Worst Quarter: -21.68% (Q4, 2008) Year-to-date performance as of 9/30/16: 7.16% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P 500 Index Fund		1 Year	5 Years	10 Years
K Shares		0.59%	11.75%	6.60%
K Shares | Return After Taxes on Distributions		(0.35%)	11.02%	6.00%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		0.82%	9.45%	5.22%
S&P 500 Composite Stock Price Index	[1]	1.38%	12.54%	7.29%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

S&P MidCap Index Fund
S&P MIDCAP INDEX FUND Ticker Symbol: MIDKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P MidCap Index Fund K Shares USD ($)
Sales and redemption charges	none
Annual account fee	$ 10.00

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P MidCap Index Fund K Shares
Management fees	0.40%
Distribution (12b-1) fees	0.25%
Other expenses	0.47%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.08% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P MidCap Index Fund | K Shares | USD ($)	110	352	613	1,360

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 7.31% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P MidCap 400 Index range from $1.3 million to $10.7 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $3.9 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the MidCap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

MidCap Stock Risk. The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, SmallCap stocks, bonds and money market instruments out-perform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk. Is the risk that holdings of a fund are concentrated into a few companies or economic sectors. The fund may be more volatile than a more diversified fund and in the event that the holdings perform poorly, the fund may under-perform other investments that are more diversified.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.24% (Q3, 2009) Worst Quarter: -25.63% (Q4, 2008) Year-to-date performance as of 9/30/16: 11.35% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P MidCap Index Fund		1 Year	5 Years	10 Years
K Shares		(2.78%)	9.79%	7.13%
K Shares | Return After Taxes on Distributions		(5.91%)	8.09%	5.87%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.44%	8.01%	5.82%
S&P MidCap 400 Index	[1]	(2.17%)	10.63%	8.15%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

S&P SmallCap Index Fund
S&P SMALLCAP INDEX FUND Ticker Symbol: SMLKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	S&P SmallCap Index Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P SmallCap Index Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.53%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.24% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
S&P SmallCap Index Fund | K Shares | USD ($)	126	402	698	1,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. Shelton's goal is to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 3.44% of the total market index as measured by the S&P Composite 1500. As of December 8, 2016, companies included in the S&P SmallCap 600 Index range from $69.4 million to $4.9 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $1.2 billion. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the SmallCap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

SmallCap Investing Risk. The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as LargeCap stocks, MidCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 19.43% (Q2, 2009) Worst Quarter: -25.55% (Q4, 2008) Year-to-date performance as of 9/30/16: 12.74% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - S&P SmallCap Index Fund		1 Year	5 Years	10 Years
K Shares		(1.46%)	10.96%	7.19%
K Shares | Return After Taxes on Distributions		(0.44%)	9.54%	5.86%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.06%	8.97%	5.77%
S&P SmallCap 600 Index	[1]	(2.00%)	11.44%	7.97%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Shelton Core Value Fund
SHELTON CORE VALUE FUND Ticker Symbol: EQTKX
Investment Objective
The Fund's investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Core Value Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Core Value Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.53%
Total Annual Fund Operating Expenses	1.28%

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Shelton Core Value Fund | K Shares | USD ($)	130	406	702	1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund's policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Shelton seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential. Shelton, when it deems appropriate, may sell covered call options in an effort generate additional cash flow income, thereby enhancing the distribution rates to shareholders. When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or "called away" by the option buyer. Shelton generally will consider selling equity securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts when Shelton wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows Shelton to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Economic and Political Events Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Funds' performance may be significantly impacted by the performance of this sector.

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be "out of favor" with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Stock Futures Risk. The Fund's primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund's performance will be impacted.

Option Call and Put Risk The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 18.52% (Q2, 2009) Worst Quarter: -20.09% (Q4, 2008) Year-to-date performance as of 9/30/16: 4.61% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Shelton Core Value Fund		1 Year	5 Years	10 Years
K Shares		(1.59%)	10.51%	6.90%
K Shares | Return After Taxes on Distributions		(2.40%)	9.92%	6.29%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		(0.70%)	8.41%	5.49%
S&P/Citigroup Value Index	[1]	(3.13%)	10.93%	5.97%
S&P 500 Composite Stock Price Index	[1]	1.38%	12.54%	7.29%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND Ticker Symbol: NDXKX
Investment Objective
The Fund's investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Nasdaq-100 Index Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nasdaq-100 Index Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.49%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.99% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Nasdaq-100 Index Fund | K Shares | USD ($)	101	369	657	1,478

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund is managed passively in that Shelton is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. Shelton's goal is to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies. Companies included in The Nasdaq-100 Index range from $3.4 billion to $609.9 billion in market capitalization as of December 8, 2016. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition. The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Market Exposure Risk. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, Shelton will not take steps to minimize the exposure of the Fund.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the index could result in the negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

Other Investment Company Investing Risk. To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Stock Futures Risk. Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 20.96% (Q1, 2012) Worst Quarter -23.72% (Q4, 2008) Year-to-date performance as of 9/30/16: 6.27% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Nasdaq-100 Index Fund		1 Year	5 Years	10 Years
K Shares		8.59%	16.33%	10.99%
K Shares | Return After Taxes on Distributions		8.44%	16.18%	10.92%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		5.18%	13.65%	9.41%
Nasdaq-100 Index	[1]	9.75%	17.12%	12.00%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

European Growth & Income Fund
EUROPEAN GROWTH & INCOME FUND Ticker Symbol: EUGKX
Investment Objective
The Fund's investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	European Growth & Income Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	European Growth & Income Fund K Shares
Management fees	0.85%
Distribution (12b-1) fees	0.25%
Other expenses	0.70%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.50% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
European Growth & Income Fund | K Shares | USD ($)	153	537	947	2,091

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars). The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in Shelton's opinion, the Fund is better served, Shelton will invest in ADRs of other companies that Shelton believes best serve the Fund and its investors. The Fund is not considered an index fund because it will not attempt to track precisely the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested, and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, Shelton will attempt to minimize portfolio turnover. Under normal market conditions, it is the Fund's policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. Shelton may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk. Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk. When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk. There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk. There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 23.55% (Q2, 2009) Worst Quarter -23.25% (Q3, 2011) Year-to-date performance as of 9/30/16: 0.06% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - European Growth & Income Fund		1 Year	5 Years	10 Years
K Shares		(4.46%)	1.64%	1.42%
K Shares | Return After Taxes on Distributions		(5.28%)	0.87%	0.65%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		(2.66%)	0.96%	0.80%
Dow Jones European Stoxx 50 Index	[1]	(4.38%)	2.83%	1.75%
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

U.S. Government Securities Fund
U.S. GOVERNMENT SECURITIES FUND Ticker Symbol: CAUKX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	U.S. Government Securities Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Securities Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.57%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.24% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Government Securities Fund | K Shares | USD ($)	126	410	716	1,583

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund's policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton generally seeks to target the Fund's dollar-weighted average portfolio duration in a range between three to twelve years. Shelton seeks to purchase securities for the Fund's portfolio consistent with the Fund's investment objectives, such as when Shelton believes such securities will provide the best balance between risk and return within the Fund's range of allowable investments. Generally, Shelton selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton generally will consider selling such securities from the Fund's portfolio when Shelton believes that such securities are no longer consistent with the Fund's investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objective.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest Rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 5.44% (Q2, 2010) Worst Quarter: -5.17% (Q2, 2009) Year-to-date performance as of 9/30/16: 3.08% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - U.S. Government Securities Fund		1 Year	5 Years	10 Years
K Shares		(0.01%)	1.10%	2.20%
K Shares | Return After Taxes on Distributions		(0.83%)	0.29%	1.30%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		(0.27%)	0.40%	1.34%
Barclays GNMA Index	[1]	1.39%	3.05%	4.66%
Barclays Treasury Index	[1]	0.84%	2.90%	4.17%
[1]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

Short-Term U.S Government Bond Fund
SHORT-TERM U.S. GOVERNMENT BOND FUND Ticker Symbol: STUKX
Investment Objective
The Fund's investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Short-Term U.S Government Bond Fund K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term U.S Government Bond Fund K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.70%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.09% until January 2, 2018. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.

A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Short-Term U.S Government Bond Fund | K Shares | USD ($)	111	423	758	1,704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. Shelton will invest at least 80% of the Fund's assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, Shelton may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. Shelton generally will consider selling fixed income securities from the Fund's portfolio when it believes that such securities are no longer consistent with the Fund's investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund's investment objectives.

Principal Risks

This Fund is subject to several risks, any of which could cause the Fund to lose money. These include:

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Interest rate Risk. The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Currently, interest rate risks in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Call Risk. The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off, and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk. The chance that Shelton's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 2.65% (Q1, 2008) Worst Quarter: -1.09% (Q2, 2008) Year-to-date performance as of 9/30/16: 0.30% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Short-Term U.S Government Bond Fund		1 Year	5 Years	10 Years
K Shares		(0.70%)	(0.61%)	1.23%
K Shares | Return After Taxes on Distributions		(0.70%)	(0.63%)	0.85%
K Shares | Return After Taxes on Distributions and Sale of Fund Shares		(0.42%)	(0.48%)	0.84%
Barclays 1-3 yr. Treasury Index	[1]	0.56%	0.71%	2.43%
[1]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.

The United States Treasury Trust
THE UNITED STATES TREASURY TRUST Ticker Symbol: UTKXX
Investment Objective
The Fund's investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	The United States Treasury Trust K Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The United States Treasury Trust K Shares
Management fees	0.50%
Distribution (12b-1) fees	0.25%
Other expenses	0.21%
Total Annual Fund Operating Expenses	0.96%	[1]
[1]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.03% until January 2, 2018.

A $24 annual account fee is charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
The United States Treasury Trust | K Shares | USD ($)	105	364	643	1,440

Principal Investment Strategies

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. It is the Fund's policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Principal Risks

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not an FDIC-insured money market account. The risks include:

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund's share price to something other than the $1.00 target. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that Shelton believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Best Quarter: 1.02% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2014) Year-to-date performance as of 9/30/16: 0.00% Date of inception: 10/16/03

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns	1 Year	5 Years	10 Years
The United States Treasury Trust | K Shares	none	none	0.85%

Seven-day yield as of 12/31/15 0.00% To obtain a current 7-day yield for the Fund call toll-free (800) 955-9988.
Shelton Green Alpha Fund
SHELTON GREEN ALPHA FUND Ticker Symbol: NEXTX
Investment Objective
The Fund's investment objective is to achieve long-term capital appreciation by investing in stocks in the green economy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Green Alpha Fund Shelton Green Alpha Fund Shares USD ($)
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Shelton Green Alpha Fund Shelton Green Alpha Fund Shares
Management fees	1.00%
Distribution (12b-1) fees	none
Other expenses	0.31%
Total Annual Fund Operating Expenses	1.31%	[1]
[1]	Effective January 2, 2015 Shelton will no longer reimburse expenses above a voluntary fee cap. For the fiscal year ended August 31, 2016 the Fund's total annual operating expenses were 1.31%.

A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Shelton Green Alpha Fund | Shelton Green Alpha Fund Shares | USD ($)	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies that Green Alpha Advisors (the "Sub-Advisor") believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. Under normal market conditions, at least 80% of the Fund's total assets (which includes the amount of any borrowings for investment purposes) will be invested in U.S. common stocks and American Depository Receipts ("ADRs"). The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography.

The Sub-Advisor maintains a proprietary universe of green economy companies based on proprietary set of qualitative criteria. A "green economy" company is one that works to improve human well-being and increase economic efficiencies, while significantly reducing environmental risks and ecological scarcities. Green economy companies provide products and services that help economies to adapt to, solve or mitigate the effects of key environmental and economic systemic risks, namely resource scarcity and climate change. The Sub-Advisor maintains a proprietary list of at least 400 companies from multiple industries and economic sectors that, at its sole and absolute discretion, meet their qualitative criteria. This list is created after a review of a company's business plan, activities and operating policies, as well as other qualitative criteria, including but not limited to, strength of management team, corporate governance practices, brand and product reputation, competitive positioning, industry growth probabilities, market size analysis, assessment of barriers to entry, assessment of aggregate sustainability risks and defensible patents and intellectual property. Stocks to be purchased by the fund are selected from this green economy universe by the Sub-Advisor using quantitative and qualitative analyses. Quantitative analysis refers to a mathematical review of the companies' operating performance and characteristics related to its investment attractiveness, while qualitative analysis refers to the Sub-Advisor's exercise of judgment when evaluating the green economy and sustainability characteristics as related to the future prospects of a company.

In addition to applying qualitative criteria derived from macro-economics, the Fund's Sub-Advisor employs both qualitative and quantitative fundamental analysis designed to evaluate each company's financial condition and relative industry position. Fundamental criteria used to evaluate financial condition include, but are not limited to, earnings and revenue history, operating margins, growth rates, strength of balance sheet, and valuation metrics including price to book, price to sales, price to earnings and price/earnings to growth ratio. Criteria used to evaluate relative industry position can additionally include both qualitative and quantitative parameters including, but not limited to, geographic and industry sources of revenues, and comparative data allowing ranking of investments relative to their competitors, suppliers and customers, such as perceived strength of management team.

The Fund's Sub-Advisor seeks to purchase equity securities for the Fund's portfolio consistent with the Fund's investment objectives. The Fund's Sub-Advisor generally will consider selling equity securities from the Fund's portfolio when the Sub-Advisor believes that such securities are no longer consistent with the Fund's investment objectives or desired valuation metrics, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the Sub-Advisor deems consistent with the Fund's investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Sub-Advisor is holding cash or cash equivalents and want to keep the Fund fully exposed to the equity markets. Utilizing futures allows the Sub-Advisor to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Principal Risks

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk. The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund may lose money.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Management Risk. The Fund's performance will reflect in part the Sub-Advisor's ability to implement its investment strategy and make investment decisions which are suited to achieving the Fund's investment objective. A strategy used by the investment management team may fail to produce the intended results. The Fund may underperform its benchmark or other mutual funds with similar investment objectives.

Equity Investing Risk. The Fund may invest in small, medium and large-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments in, for example, fossil fuel green energy securities outperform Fund portfolio stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Environmental Investing Risk. The Fund's environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

MidCap Stock Risk. Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger and more established companies.

ADR Risk. ADR's maintain an element of foreign investment risk even though they are traded in U.S. denominations on U.S. Stock markets. Foreign companies operate differently than U.S. Companies; as a result, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as stocks of similar U.S. companies. Additionally, foreign stock exchanges, brokers and companies generally have less government supervision and regulation than their counterparts in the United States. As a result, these factors could negatively impact the return of the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund. These and other risks are discussed in more detail in the Statement of Additional Information.

Bar Chart and Performance Table

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Best Quarter 15.47% (Q2, 2013) Worst Quarter: -14.91% (Q3, 2015) Year-to-date performance as of 9/30/16: -2.51% Date of inception: 3/8/13 * Not annualized

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return (for the period ended 12/31/15)
Average Annual Total Returns - Shelton Green Alpha Fund	1 Year
Shelton Green Alpha Fund Shares	0.82%
Shelton Green Alpha Fund Shares | Return After Taxes on Distributions	0.82%
Shelton Green Alpha Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.50%
S&P 500 Composite Stock Price Index	1.38%	[1]
[1]	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.